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February 1, 2013	Nathan D. Briggs (202) 626-3909 (202) 383-9308 nathan.briggs@ropesgray.com

BY EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549

Re:	DoubleLine Funds Trust (the “Trust”)

File Nos. 333-164298 and 811-22378

Ladies and Gentlemen:

On behalf of the Trust, and pursuant to the Securities Act of 1933, as amended (the “Securities Act”), and Rule 497(j) thereunder, we hereby represent that the form of the Prospectus and Statement of Additional Information for DoubleLine Floating Rate Fund (relating to one of the six series of the Trust), that would have been filed pursuant to the requirements of Rule 497(c) under the Securities Act, would not have differed from that contained in Post-Effective Amendment No. 16 to the Trust’s Registration Statement under the Securities Act and Amendment No. 19 to the Trust’s Registration Statement under the Investment Company Act of 1940, as amended (“Amendment No. 16/19”), as filed electronically with the Commission on January 25, 2013. Amendment No. 16/19 became effective on the date hereof.

Please direct any questions regarding this filing to me at (202) 626-3909. Thank you for your attention in this matter.

Sincerely,

/s/ Nathan D. Briggs

Nathan D. Briggs

cc:	Keith T. Kirk
Timothy W. Diggins
Jeremy C. Smith